Business - Additional Information (Detail) $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 15, 2025	Apr. 01, 2025	Dec. 19, 2024 shares	Jun. 14, 2024	Jan. 31, 2024	Dec. 31, 2024 USD ($) Offering shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature Of Business [Line Items]
Stockholders' equity						$ (91,131)	$ (100,625)	$ (66,174)	$ (62,058)	$ (45,051)
Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Date of formation						Jul. 02, 2004
Restructuring and related cost, percentage of workforce reduction				70.00%	50.00%
Proceeds from equity and debt financing						$ 520,700
Number of follow-on public offerings | Offering						4
Unrestricted cash and cash equivalents and marketable securities						$ 37,903
Stock split conversion ratio			0.083
Reverse stock split fractional shares issued | shares			0			0
Stockholders' equity						$ (4,593)	$ (8,073)	$ 29,803	57,085	$ 158,779	$ 227,522
License Agreement with Maruishi Pharmaceutical Co. Ltd [Member] | Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Earned milestone payment									$ 1,449
Subsequent Event | Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Stock split conversion ratio	0.333	0.33
CSL Vifor, Maruishi and CKDP | License and supply agreements for difelikefalin [Member] | Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Amounts earned in connection with license and supply agreements						289,900
Post-Merger Combined Company | Subsequent Event | Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Minimum percentage ownership for legacy Tvardi stockholders, directors and/or entities affiliated with Legacy Tvardi that entered into Registration Rights Agreement	5.00%
Merger registration rights agreement period	P45D
Affiliated Entity [Member] | Vifor International Ltd. | Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Proceeds from the sale of common stock under license agreement with Vifor International						$ 98,000